CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (29,872,691)	$ (4,330,445)	¥ 111,379,427
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	1,952,625	283,059	1,668,830
Loss (gain) from disposal of equipment	(12,782)	(1,853)	35,279
Loss (gain) in fair value changes of warrants liability	20,097,665	2,913,423	(147,168,952)
Net recovery of credit losses	(7,141,708)	(1,035,285)	(5,671,285)
Provision for slow moving inventories	245,990	35,660	38,856
Amortization of right of use assets	1,627,888	235,984	1,570,450
Restricted shares issued for management and employees	1,796,417	260,414	27,375,871
Restricted shares issued for services	4,304,857	624,046	4,631,063
Income from investment in unconsolidated entity	0	0	(15,411)
Deferred tax expense	0	0	104,315
Accrued interest income from loans to third parties	(3,757,041)	(544,633)	(2,101,366)
Changes in operating assets and liabilities:
Notes receivable	2,356,367	341,587	(8,502,433)
Trade accounts receivable	(12,501,742)	(1,812,293)	(12,364,696)
Inventories	(1,158,138)	(167,887)	(1,314,367)
Other receivables	(9,673,906)	(1,402,361)	(1,495,225)
Other receivables-related parties	0	0	(23,800)
Purchase advances	(449,477)	(65,158)	543,832
Contract costs	9,765,091	1,415,579	20,068,844
Prepaid expense	10,345	1,500	116,153
Prepaid expense - related parties	275,000	39,865	433,000
Operating lease liabilities	(1,619,168)	(234,720)	(526,878)
Trade accounts payable	247,387	35,862	102,178
Other payables	(1,414,691)	(205,078)	(7,569,400)
Other payables-related parties	231,133	33,506	1,169,121
Contract liabilities	(1,945,877)	(282,081)	(6,490,414)
Accrued payroll and employees' welfare	27,710	4,017	(122,226)
Taxes payable	677,510	98,214	1,088,901
Net cash used in operating activities	(25,900,000)	(3,800,000)	(23,040,333)
Cash flows from investing activities:
Purchases of property and equipment	(821,272)	(119,054)	(337,171)
Proceeds from disposal of equipment	31,950	4,632	0
Repayments of loans to third parties	25,194,900	3,652,335	113,146,100
Payments made for loans to third parties	(58,488,100)	(8,478,625)	(86,031,987)
Net cash provided by (used in) investing activities	(34,082,522)	(4,940,712)	26,776,942
Cash flows from financing activities:
Proceeds from short-term bank loans	1,000,000	144,963	0
Repayments of short-term bank loans	0	0	(5,000,000)
Proceeds from short-term borrowings	0	0	260,000
Repayments of short-term borrowings	0	0	(530,000)
Proceeds from short-term borrowings-related parties	10,000,000	1,449,633	5,000,000
Repayments of short-term borrowings-related parties	(9,000,000)	(1,304,669)	(8,522,500)
Repayments of long-term borrowings-related party	(476,927)	(69,137)	(436,457)
Net cash provided by (used in) financing activities	1,523,073	220,790	(9,228,957)
Effect of exchange rate fluctuation on cash and restricted cash	10,633,748	1,541,503	(5,642,145)
Net decrease in cash and restricted cash	(47,856,937)	(6,937,497)	(11,134,493)
Cash and restricted cash at beginning of period	317,698,417	46,054,596	343,998,570
Cash and restricted cash at end of period	269,841,480	39,117,099	332,864,077
Supplemental cash flow information
Cash paid during the year for interest	624,321	90,504	732,842
Cash paid during the period for taxes	9,180	1,331	2,889
Reconciliation of cash and restricted cash
Cash	316,974,857	45,949,706	343,998,570
Restricted cash	723,560	104,890	0
Cash and restricted cash at beginning of period	317,698,417	46,054,596	343,998,570
Cash	269,111,420	39,011,267	332,864,077
Restricted cash	730,060	105,832	0
Cash and restricted cash at end of period	269,841,480	39,117,099	332,864,077
Non-cash investing and financing activities
Cancellation of shares issued to Starry Lab	0	0	(27,675,450)
Reduction of right-of-use assets and operating lease obligations due to early termination of lease agreement	43,881	6,361	0
Inventories transferred from fixed assets	(65,456)	(9,489)	0
Receivable for disposal of property and equipment	¥ 0	$ 0	¥ 3,000